CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flow from operating activities
Net loss	¥ (316,142)	$ (48,590)	¥ (209,252)	¥ (324,209)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property and equipment	13,400	2,060	12,865	10,209
Amortization of intangible assets	26,102	4,012	6,846	1,361
Deferred tax (benefit) expense	405	62	(496)	40,079
Share-based compensation	91,143	14,008	163,341	158,628
Losses on disposal of property and equipment	171	26	15	228
Impairment loss on long-term investments	28,781	4,424	3,440	5,000
Provision for bad debt	1,500	231	200	19,848
Changes in fair value of the structured deposit	0	0	0	(1,124)
Loss from equity method investments	2,128	327	406	407
Reimbursement of American Depositary Receipt (“ADR”) program related expenses	0	0	(1,390)	0
Gain on disposal of subsidiaries	(5,477)	(842)	(136,914)	0
Accumulated deficit brought forward from acquired VIE	(2,324)	(357)	0	(96)
Changes in operating assets and liabilities:
Account payable	0	0	18	0
Accounts receivable	0	0	(4,360)	51,062
Prepayments and other current assets	(32,208)	(4,950)	(4,347)	137,652
Deposits	46	7	(4,759)	8,854
Accrued expenses and other current liabilities	11,619	1,785	55,359	(43,114)
Accrued payroll and welfare payable	413	63	1,807	(15,896)
Long-term payables	(19,623)	(3,016)	(2,456)	2,734
Income tax payable	(2,133)	(328)	5,336	(9,248)
Net cash provided by (used in) operating activities	(202,199)	(31,078)	(114,341)	42,375
Cash flows from investing activities
Acquisition of property and equipment	(72,892)	(11,203)	(26,888)	(10,214)
Acquisition of intangible assets	(2,142)	(329)	0	(885)
Cash received from disposal of subsidiary	71,820	11,038	224,392	0
Acquisition of other non-current assets	(302,317)	(46,465)	(28,385)	(58,487)
Restricted cash	0	0	6,895	2,070
Cash paid for business combination, net of cash	(374,342)	(57,535)	(6,671)	(93,201)
Cash paid for short-term investments	(20,000)	(3,074)	(213,460)	(44,416)
Cash paid for time deposits	0	0	(938,928)	(2,077,901)
Cash received from return of time deposits	804,692	123,679	1,386,854	1,290,692
Cash received from return of short-term investments	0	0	100,000	70,182
Proceeds from disposal of property and equipment	3,536	543	24	97
Net cash (used in) provided by investing activities	108,355	16,654	503,833	(922,063)
Cash flows from financing activities
Proceeds from short-term bank borrowings	0	0	0	174,000
Repayment of short-term bank borrowings	0	0	0	(174,000)
Cash received from release of restricted cash	2,466	379	0	190,839
Cash paid for restricted cash	0	0	0	(190,839)
Proceeds from the exercise of share options	5,583	858	12,558	18,126
Proceeds from the private placement	0	0	0	739,108
Repurchase of ordinary shares	(17,283)	(2,656)	(131,042)	(8,773)
Reimbursement of ADR program related expenses	0	0	1,390	0
Net cash provided by (used in) financing activities	(9,234)	(1,419)	(117,094)	748,461
Effect of exchange rate changes on cash and cash equivalents	(40,900)	(6,286)	47	46,328
Net (decrease) increase in cash and cash equivalents	(143,978)	(22,129)	272,445	(84,899)
Cash and cash equivalents at beginning of the year	673,102	103,454	400,657	485,556
Cash and cash equivalents at end of the year	529,124	81,325	673,102	400,657
Supplemental disclosures of cash flow information:
Income tax paid	(8,931)	(1,373)	(51)	(9,439)
Interest received	¥ 19,416	$ 2,984	¥ 18,977	¥ 15,400